Subsequent Events (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2014 Subsequent Event	Apr. 30, 2014 Subsequent Event	Apr. 30, 2014 Series A Preferred Stock Subsequent Event	Apr. 30, 2014 Series B Preferred Stock Subsequent Event
Subsequent Event [Line Items]
Preferred stock issued						$ 565,000,000	$ 165,000,000	$ 400,000,000
Preferred stock issued (in shares)							3,300,000.0	4,000,000
Preferred Stock, stated value (usd per share)							$ 50	$ 100
Cash and cash equivalents	2,182,865,000	1,599,082,000	1,465,894,000	1,997,487,000	50,000,000	425,000,000
Additional paid-in capital						(90,000,000)
Taxes payable	162,205,000	95,788,000				283,000,000
Liability for uncertain tax positions						27,000,000
Income taxes receivable						261,000,000
Liability for uncertain tax positions, current						27,000,000
Deferred tax liability	3,181,000	14,647,000				310,000,000
Indemnification receivable						$ 289,000,000